Financial assets at fair value through other comprehensive income - Securities by type (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	€ 38,993	€ 34,468
Equity securities [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	1,998	2,306
Debt securities [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	35,650	30,483
Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	€ 1,345	€ 1,680